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                             SEI LIQUID ASSET TRUST
                            TREASURY SECURITIES FUND
                              PRIME OBLIGATION FUND
                             INSTITUTIONAL CASH FUND
                                MONEY MARKET FUND

                         SUPPLEMENT DATED AUGUST 20, 2004
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED OCTOBER 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGE IN NON-FUNDAMENTAL POLICY REGARDING PLEDGING, HYPOTHECATING OR MORTGAGING OF ASSETS

The SAI is hereby supplemented to reflect a change in the non-fundamental policy regarding pledging, hypothecating or mortgaging of assets for each of the Treasury Securities Fund, Prime Obligation Fund, Institutional Cash Fund and Money Market Fund. Accordingly, the fifth non-fundamental policy, under the section entitled "Investment Limitations," on page S-10 is hereby deleted and replaced with the following:

     Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE